Provision In Lieu Of Income Taxes (Components Of Income Tax Provisions (Benefits)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision In Lieu Of Income Taxes [Abstract]
Current: U.S. federal	$ (55)	$ 60	$ 189
Current: State	20	20	32
Deferred: U.S. federal	292	181	55
Deferred: State			(13)
Amortization of investment tax credits	(2)	(2)	(3)
Total reported in operating expenses	255	259	260
U.S. federal	(5)	(5)	(7)
Deferred federal	17		(1)
Total reported in other income and deductions	12	(5)	(8)
Total provision in lieu of income taxes	$ 267	$ 254	$ 252